Note 2 - Significant Accounting Policies and Recent Accounting Pronouncements (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounts Receivable, Credit Loss Expense (Reversal)	$ 0	$ 0
Estimated Scrap Rate Per Lightweight Ton	$ 300
Fleet Utilization	99.20%
Operating Expenses Increase Rate	2.50%
Vessels Impairment Loss	$ 3,042,000	$ 0	$ 17,959,000
Minimum [Member]
General Fair Value Hedge Information, Hedge Effectiveness Threshold	80.00%
Maximum [Member]
General Fair Value Hedge Information, Hedge Effectiveness Threshold	125.00%
Vessels [Member]
Property, Plant and Equipment, Useful Life	30 years